Share-Based And Other Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Share-Based And Other Compensation Plans [Abstract]
Share-Based And Other Compensation Plans

Note 3    Share-Based and Other Compensation Plans

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the "2008 Share Plan"). The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares and Class B common shares of Intelsat Global, including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

Due to the expiration of certain repurchase features that are contained within the 2008 Share Plan, we have changed the classification of certain executive officers' awards from liability classified awards to equity classified awards during the first quarter of 2011. The change has been accounted for in a manner similar to that of a modification in accordance with FASB ASC Topic 718, Compensation—Stock Compensation, and did not have a material impact on our condensed consolidated balance sheet.

During the nine months ended September 30, 2011, Intelsat Global granted 14,400 Class A share options, and repurchased 4,917 vested Class A rollover options, 3,044 vested Class A restricted shares, 1,887 vested Class A share options and 12,873 vested Class B common shares. We recorded compensation expense of $4.0 million during the nine months ended September 30, 2011, and a credit to compensation expense of $4.6 million during the nine months ended September 30, 2010, related to our share-based awards.

Note 5    Share-Based and Other Compensation Plans

(a) 2005 Share Plan

(i) Restricted Shares

The board of directors of Intelsat Holdings adopted the Intelsat Holdings, Ltd. 2005 Share Incentive Plan (the "2005 Share Plan") with an effective date of January 28, 2005. Upon consummation of the New Sponsors Acquisition on February 4, 2008, all outstanding performance-based restricted shares and a portion of the time vesting shares under the 2005 Share Plan vested. Vested restricted shares were purchased by the New Sponsors at approximately $400 per share (the per share price specified in the BC Share Purchase Agreement). In connection with the vesting of these awards upon the consummation of the acquisition, we recorded compensation expense of $148.9 million in the predecessor period January 1, 2008 to January 31, 2008. In connection with the New Sponsors Acquisition, each unvested restricted share of Intelsat Holdings was exchanged for approximately four unvested restricted shares of Intelsat Global (see (b) 2008 Share Plan (i) Rollover Shares below). The total non-vested restricted shares as of February 1, 2008 were 73,425.

(ii) Share-Based Compensation Arrangements

During 2006 and 2007, Intelsat Holdings entered into share-based compensation arrangements ("SCAs") with selected employees of Intelsat Holdings and its direct and indirect subsidiaries under the 2005 Share Plan, which permitted such employees to purchase Intelsat Holdings common shares. In connection with the New Sponsors Acquisition, vesting in SCAs issued under the 2005 Share Plan doubled at consummation of the transaction if the awardee was still employed on February 4, 2008. The vested SCAs were cancelled in return for cash in an amount equal to the excess of approximately $400 (the per share price of the transaction) over the exercise price of each share covered. In connection with the vesting and cancellation of these awards, we recorded expense of $47.6 million in the predecessor period January 1, 2008 to January 31, 2008. The remaining unvested SCAs were rolled over into new SCAs of Intelsat Global with new repurchase features (see (b) 2008 Share Plan (ii) Rollover Options below).

(b) 2008 Share Plan

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the "2008 Share Plan"). The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares (the "Class A Shares"), and Class B common shares (the "Class B Shares" and, together with the Class A Shares, the "Common Shares"), including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

A total of 1,689,975 Common Shares may be issued under the 2008 Share Plan (the "Pool"); provided, however, that no more than 946,386 Class B Shares may be issued under the 2008 Share Plan. Class A Shares may be issued pursuant to any type of award; however, Class B Shares may only be issued pursuant to restricted share awards. Additionally, 438,827 Class A Shares shall be available for issuance pursuant to the vesting and/or exercise of certain options and restricted share awards previously granted pursuant to the 2005 Share Plan (the "Rollover Awards"). To the extent that any award, other than the Rollover Awards, terminates, expires, or lapses for any reason, or is settled in cash without delivery of shares (or, in the case of restricted shares, without vesting) to the participant, then any shares subject to the award may be used again for new grants under the 2008 Share Plan. All equity based awards are for shares in our indirect parent, Intelsat Global, and therefore the costs related to these equity-based awards are reflected as capital contributions in the form of liabilities assumed by the parent in the accompanying statements of shareholder's equity (deficit).

Because our equity is privately held, we are required to estimate the fair market value of equity at each reporting period in order to properly record stock compensation expense. We estimate the fair market value using a combination of income and market approaches.

(i) Rollover Shares

In connection with the adoption of the 2008 Share Plan, 293,926 Class A Shares previously granted pursuant to the 2005 Share Plan, of which 228,976 Class A Shares had been awarded to certain executive officers (the "Rollover Executive Officers") under employment agreements, became subject to new Class A restricted share agreements and the provisions of the 2008 Share Plan. These rollover shares continue to be classified as a liability of Intelsat Global due to certain repurchase features in the 2008 Share Plan and the new Class A restricted share agreements. Further, due to these repurchase features, the fair value equaled the fair value of the Class A shares at December 31, 2010 for the rollover shares held by the Rollover Executive Officers and the fair value equaled the fair value of the Class A shares at the date of grant, $100.00 per share, for rollover shares held by all other awardees. The rollover shares continued to vest in the same increments and on the same vesting dates as were applicable prior to the closing of the New Sponsors Acquisition.

During the successor period February 1, 2008 to December 31, 2008, the year ended December 31, 2009 and the year ended December 31, 2010 we recorded compensation expense of $0.1 million, $30.9 million and $10.4 million, respectively, related to the rollover shares.

A summary of the changes in Intelsat Global's rollover shares during the years ended December 31, 2009 and 2010 is set forth below:

	Rollover Executive Officers		All Other Awardees
	Shares	Fair Value	Shares	Fair Value
Rollover shares:
Non-vested rollover shares outstanding as of December 31, 2008	124,029	$0.54	34,990	$0.54
Rollover shares forfeited and purchased at par value	—	$48.74	(12,178)	$48.74
Vested	(114,488)	$48.74	(21,136)	$48.74

Total non-vested rollover shares at December 31, 2009	9,541	$122.06	1,676	$100.00
Vested	(9,541)	$122.06	(1,676)	$100.00

Total non-vested rollover shares at December 31, 2010	—	$161.84	—	$100.00

(ii) Rollover Options

In connection with the adoption of the 2008 Share Plan, the unvested SCAs of Intelsat Holdings that had been rolled over into SCAs of Intelsat Global became subject to new option agreements and the provisions of the 2008 Share Plan.

Holders of these options who terminate employment with Intelsat Global or its subsidiaries will forfeit any unvested options. Additionally, the option agreements have certain repurchase features which provide Intelsat Global, based on the reason for termination, with the right to repurchase any vested options, and any shares issued upon exercise of vested options, at a price equal to either the fair market value of the shares at resignation or $100.00 per share based on the reason for termination, less the applicable exercise price of $25.00 per share.

During the successor period February 1, 2008 to December 31, 2008, the year ended December 31, 2009 and the year ended December 31, 2010, we recognized $3.1 million, $12.1 million, and $0.3 million, respectively, as compensation expense related to the rollover options. We recorded compensation expense for these time vesting restricted options over the vesting period based on the intrinsic value at December 31, 2010, taking into consideration the repurchase features set forth in the underlying agreements. The intrinsic value of the rollover options at December 31, 2010 was $75.00 per share.

A summary of the changes in Intelsat Global's rollover options outstanding during the years ended December 31, 2009 and 2010 is set forth below:

	Number of Shares	Intrinsic Value
Rollover options outstanding as of December 31, 2008	170,102	$—
Forfeited	—	$—

Rollover options outstanding at December 31, 2009	170,102	$75.00
Cancelled and returned for cash	(2,094)	$—
Cancelled and returned for cash	(8,195)	$75.00
Cancelled and returned for cash	(12,566)	$97.06

Rollover options outstanding at December 31, 2010	147,247	$75.00

Rollover options exercisable at December 31, 2010	147,027	$75.00

(iii) Class B Share Grants

In connection with the adoption of the 2008 Share Plan, 900,249 Class B Shares were awarded to employees of Intelsat Global and its subsidiaries. These shares are subject to transfer, vesting and other restrictions set forth in the applicable Class B restricted share agreements, as described below.

Class B Share Grants to Certain Executive Officers

480,830 Class B Shares were issued to certain of our executive officers (the "Class B Executive Officers") as of May 6, 2009. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 25% of the shares vested as of the date of grant and the remaining shares vesting in equal monthly installments of 1/45th per month commencing June 4, 2009 (the "Executive Officer Class B Time-Vesting Shares"). With respect to Class B Executive Officers with a date of hire after February 4, 2008, 10% of the Executive Officer Class B Time-Vesting Shares vest six months after the date of hire and the remaining shares vest in equal monthly installments of 1/54th per month thereafter. The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the "Executive Officer Class B Performance Shares"). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the 2008 Share Plan, the Executive Officer Class B Time-Vesting Shares become fully vested, and the Executive Officer Class B Performance Shares vest if certain principal shareholders of Intelsat Global, as defined in the applicable agreements (the "Principal Shareholders"), receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Class B Share Grants to All Other Awardees

419,419 restricted Class B Shares were issued effective as of May 8, 2009 to certain other members of management and key employees of Intelsat Global and its subsidiaries. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 10% of the shares generally vesting six months after the later of February 4, 2008 or the date of hire, and the remaining shares vesting in equal monthly installments of 1/54th per month thereafter (the "Management Class B Time-Vesting Shares"). The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the "Management Class B Performance Shares"). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the applicable agreement, the Management Class B Time-Vesting Shares become fully vested, and the Management Class B Performance Shares vest if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Due to certain repurchase features in the 2008 Share Plan and the terms of the applicable restricted share agreements, all restricted Class B Share grants were classified as a liability of Intelsat Global. During the year ended December 31, 2009 and the year ended December 31, 2010, we recorded compensation expense of $13.5 million and $6.8 million, respectively, related to the restricted Class B shares. During the year ended December 31, 2010 we repurchased 22,289 Class B shares at liquidation value.

A summary of the changes in Intelsat Global's restricted Class B Shares during the year ended December 31, 2010 is set forth below:

	Class B Executive Officers		All Other Awardees
	Shares	Intrinsic Value	Shares	Intrinsic Value
Non-vested Class B Shares at January 1, 2009	—	$—	—	$—
Class B Shares granted on May 6, 2009	480,830	$10.73	419,419	$10.73
Vested	(177,333)	$10.73	(167,500)	$10.73

Total non-vested Class B Shares at December 31, 2009	303,497	$44.44	251,919	$10.73
Shares forfeited and purchased at par value	—	$—	(12,720)	$—
Vested	(137,380)	$—	(118,328)	$—

Total non-vested Class B Shares at December 31, 2010	166,117	$61.84	120,871	$—

(iv) Class A Share Option Grants and SCAs

In connection with the adoption of the 2008 Share Plan, 707,351 Intelsat Global Class A SCAs were awarded to employees of Intelsat Global and its subsidiaries under SCAs at an exercise price of $100 per share (the "New 2008 SCAs"), and 377,795 Class A Share options were awarded to certain of our executive officers under option agreements at an exercise price of $100 per share. These awards are subject to transfer, vesting and other restrictions set forth in the various agreements. During the year ended December 31, 2010, an additional 35,700 Intelsat Global Class A SCAs were awarded to employees at an exercise price of $122.06 per share.

Class A Share Option Grants to Certain Executive Officers

These options will vest with respect to 206,070 Class A Shares based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and 2013 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control. The adjusted EBITDA and revenue targets for 2010 were met.

We calculated compensation expense for the Class A options based on the performance-based vesting criteria specified in the applicable agreements, including the meeting of certain of the goals as of December 31, 2010. Compensation expense was based on the intrinsic value at December 31, 2010 of $61.84 per share. During the year ended December 31, 2009 and December 31, 2010, we recorded compensation expense of $0.5 million and $3.2 million, respectively, related to these Class A options.

Class A SCAs for All Other Employees

Approximately 55% of the shares subject to the New 2008 SCAs will vest based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and 2013 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting in certain circumstances, including upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control, as defined. The adjusted EBITDA and revenue targets for 2010 were met. Approximately 45% of the shares subject to the New 2008 SCAs will vest upon the occurrence of a change in control or other realization event based upon a sliding scale of return on the Principal Shareholders' investment from 3.3 times to 4.1 times.

Any Class A Shares held by employees as a result of the exercise of the New 2008 SCAs can be repurchased at the lesser of fair market value and the exercise price in the event of voluntary termination by the employee and other defined circumstances. Since these repurchase features enable Intelsat Global to recover the shares without transferring any appreciation in value if the employee were to terminate voluntarily, the New 2008 SCAs were not deemed to be granted. No compensation expense has been recorded in connection with these awards.